Average Annual Total Returns - JPMorgan High Yield Research Enhanced ETF	ETF Past	ETF Life of Fund since	ETF Inception Date	ETF Return After Taxes on Distributions Past	ETF Return After Taxes on Distributions Life of Fund since	ETF Return After Taxes on Distributions and Sale of Fund Shares Past	ETF Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD - 2% ISSUER CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD - 2% ISSUER CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since
Total	5.27%	5.87%	Sep. 14, 2016	3.17%	3.73%	3.05%	3.53%	7.05%	6.80%